UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f)OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended June 30, 2002
                                                -------------

If amended report check here:  [  ]

                          Loews Corporation
------------------------------------------------------------------------------
Name of Institutional Investment Manager

                        667 Madison Avenue    New York     New York     10021
------------------------------------------------------------------------------
Business Address              (Street)        (City)        (State)     (Zip)

                General Counsel and
  Gary Garson, Senior Vice President           (212) 521-2932
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned Institutional investment manager has caused this report to be
signed on its behalf in the City of          New York          and State of
                                    --------------------------
New York  on the     9th     day of  August, 2002.
--------         -----------         ------------


                                   Loews Corporation
                                   -------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   By:  /s/ Gary Garson
                                   -------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.:  Name:                    13F File
No.:
-------------------------- -------------  ------------------------ -----------
1.     None                               6.


-------------------------- -------------  ------------------------ -----------
2.                                        7.
-------------------------- -------------  ------------------------ -----------
3.                                        8.
-------------------------- -------------  ------------------------ -----------
4.                                        9.
-------------------------- -------------  ------------------------ -----------
5.                                        10.
-------------------------- -------------  ------------------------ -----------

                                Page 1 of 20 Pages

                                Loews Corporation

                                     FORM 13F

                          Report for the Quarter Ended

                                  June 30, 2002




  Loews Corporation ("Loews"), by virtue of its approximately 90% ownership of voting securities of CNA Financial Corporation whose business address is CNA Plaza, Chicago, Illinois 60685 ("CNA"), may be deemed to have investment discretion regarding certain securities (the "CNA Securities") as to which investment discretion is deemed to be exercised by CNA. Pursuant to General Instruction B of Form 13F, CNA is reporting on behalf of Loews regarding the CNA Securities.

  Mr. Laurence A. Tisch owns approximately 10% and Mr. Preston R. Tisch owns approximately 16% of the outstanding Common Stock of Loews. Mr. Laurence A. Tisch and Mr. Preston R. Tisch are the Co-Chairman of the Board of Loews. Laurence A. Tisch and Preston R. Tisch are brothers and may be deemed to be control persons of Loews.

                                Page 2 of 20 Pages




Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Acuity Brands     Common  00508Y102 $       248      13,650     X                                        13,650
 Inc.

Acxiom Corp       Common  005125109         728      41,600     X                                        41,600

Aeroflex Inc.     Common  007768104          89      12,800     X                                        12,800

Aetna Inc New     Common  00817Y108         885      18,450     X                                        18,450

Affiliated        Common  008190100         347       7,300     X                                         7,300
 Computer

Agere Sys Inc     Common  00845V209          60      39,684     X                                        39,684

Agrium Inc        Common  008916108      10,990   1,169,100     X                                     1,169,100

AK Stl Hldg Corp  Common  001547108       3,241     253,000     X                                       253,000

Allstate Corp     Common  020002101         489      13,225     X                                        13,225

Amazon Com Inc.   Common  023135106         237      14,600     X                                        14,600

Amerada Hess Corp Common  023551104       1,238      15,000     X                                        15,000

America Movil     Common  02364W105         271      20,200     X                                        20,200
 S.A. de C.V.

American Express  Common  025816109         222       6,100     X                                         6,100
 Corp.

American Natl     Common  028591105       2,217      23,025     X                                        23,025
 Ins Co.

American          Common  028884104         263      14,225     X                                        14,225
 Physicians

American STD      Common  029712106         203       2,700     X                                         2,700
 Cos Inc Del

AMR Corp          Common  001765106       5,480     325,000     X                                       325,000
                                    -----------
                          TOTAL     $    27,208
                                    -----------

                                           Page 3 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Anaren            Common  032744104 $       109      12,600     X                                        12,600
 Microwave Inc

Anthem Inc        Common  03674B104         391       5,800     X                                         5,800

AOL Time Warner   Common  00184A105         247      16,800     X                                        16,800
 Inc

Apollo Group Inc  Common  037604105         351       8,900     X                                         8,900

Applica Inc.      Common  03815A106         698      56,300     X                                        56,300

Artesyn           Common  043127109         240      36,775     X                                        36,775
 Technologies

AT&T CDA Inc      Common  00207Q202         416      13,100     X                                        13,100

AT&T Corp.        Common  001957109      60,559   5,659,700     X                                     5,659,700

AT&T Wireless     Common  001957406       7,980   1,364,100     X                                     1,364,100
Svc Inc

Atlas Air         Common  049164106       2,153     581,900     X                                       581,900
 Worldwide
 Hldgs

Autodesk Inc      Common  052769106         151      11,400     X                                        11,400

Avery Dennison    Common  053611109         314       5,000     X                                         5,000
 Corp

Ballard Pwr Sys   Common  05858H104       1,317      80,000     X                                        80,000
 Inc

Bank One Corp     Common  06423A103         266       6,900     X                                         6,900

Barrick Gold      Common  067901108      23,931   1,260,200     X                                     1,260,200
 Corp.

Beverly           Common  087851309       4,233     556,300     X                                       556,300
 Enterprises Inc
                                    -----------
                          TOTAL     $   103,356
                                    -----------

                                           Page 4 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Big Lots Inc      Common  089302103 $       547      27,800     X                                        27,800

Boeing Corp.      Common  097023105         777      17,275     X                                        17,275

Borg Warner Inc   Common  099724106         387       6,700     X                                         6,700

Bowne & Co Inc    Common  103043105         232      15,750     X                                        15,750

Brinker Intl Inc  Common  109641100         206       6,500     X                                         6,500

Cablevision Sys   Common  12686C109         550      58,800     X                                        58,800
 Corp

Cadiz Inc.        Common  127537108         833      98,000     X                                        98,000

Calpine Corp      Common  131347106       2,109     300,000     X                                       300,000

Capstone Turbine  Common  14067D102         166     100,000     X                                       100,000
 Corp

Carnival Corp     Common  143658102       2,077      75,000     X                                        75,000

Caterpillar Inc.  Common  149123101         979      20,000     X                                        20,000

CEC Entmt Inc     Common  125137109         219       5,300     X                                         5,300

Centex Corp       Common  152312104       1,734      30,000     X                                        30,000

Certegy Inc       Common  156880106         297       8,000     X                                         8,000

Charter           Common  16117M107       2,746     673,129     X                                       673,129
 Communications

Clear Channel     Common  184502102         698      21,800     X                                        21,800
 Communications

Cleveland Cliffs  Common  185896107         236       8,550     X                                         8,550
 Inc.

CNA Financial     Common  126117100   5,332,860 201,240,000     X                                   201,240,000
 Corp.
                                    -----------
                          TOTAL     $ 5,347,653
                                    -----------

                                           Page 5 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


CNF Inc           Common  12612W104 $     1,176      30,975     X                                        30,975

Computer Assoc    Common  204912109         980      61,675     X                                        61,675
 Intl Inc

Continental       Common  210795308       5,697     361,000     X                                       361,000
Airls Inc

Cooper            Common  BMG2418210        783      19,925     X                                        19,925
 Industries Ltd

Cree Inc          Common  2256447101        258      19,500     X                                        19,500

Crompton Corp     Common  227116100         152      11,900     X                                        11,900

Cytec             Common  232820100         845      26,875     X                                        26,875
 Industries

Dana Corp         Common  235811106         485      26,200     X                                        26,200

Darden            Common  237194105         373      15,100     X                                        15,100
 Restaurants Inc

Del Monte Foods   Common  24522P103         217      18,375     X                                        18,375
 Inc

Delphi Auto Sys.  Common  247126105         294      22,300     X                                        22,300
 Corp.

Delphi Finl Group Common  247131105       2,554      58,925     X                                        58,925
 Inc

Developers        Common  251591103       2,250     100,000     X                                       100,000
 Diversified

Dial Corp New     Common  25247D101         400      20,000     X                                        20,000

Diamond Offshore  Common  25271C102   1,997,850  70,100,000     X                                    70,100,000
 Drilling
                                    -----------
                          TOTAL     $ 2,014,314
                                    -----------

                                           Page 6 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Dillards Inc-CL   Common  254067101 $       202       7,700     X                                         7,700

Disney Walt Co    Common  254687106         304      16,100     X                                        16,100

D.R. Horton Inc   Common  23331A109         781      30,000     X                                        30,000

Du Pont E I DE    Common  263534109         444      10,000     X                                        10,000
 Nemours & Co

Duke Energy Corp  Common  264399106       1,711      55,000     X                                        55,000

Dun & Bradstreet  Common  26483B106         337      10,200     X                                        10,200
 Corp

Eaton Corp.       Common  278058102         546       7,500     X                                         7,500

Eclipsys Corp     Common  278856109          97      14,800     X                                        14,800

Efunds Corp       Common  28224R101         139      14,600     X                                        14,600

EL Paso Corp      Common  28336L109       1,031      50,000     X                                        50,000

Emerson Elec Co   Common  291011104         203       3,800     X                                         3,800

Energen Corp      Common  29265N108         303      11,000     X                                        11,000

Enterasys         Common  293637104         186     104,300     X                                       104,300
 Networks Inc

Entercom          Common  293639100         711      15,500     X                                        15,500
 Communications

EOG Res Inc.      Common  26875P101         310       7,800     X                                         7,800

Equifax Inc       Common  294429105         219       8,100     X                                         8,100

Equitable Res Inc Common  294549100       1,080      31,500     X                                        31,500

Esterline         Common  297425100         296      13,050     X                                        13,050
 Technologies

F M C Corp        Common  302491303       4,510     149,475     X                                       149,475
                                    -----------
                          TOTAL     $    13,410
                                    -----------

                                           Page 7 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Federal Home Loan Common  313400301 $     2,754      45,000     X                                        45,000
 Mtge Corp

Fedex Corp        Common  31304N107         716      13,400     X                                        13,400

First Data Corp   Common  319963104         952      25,600     X                                        25,600

Fluor Corp New    Common  343861100       1,207      31,000     X                                        31,000

FMC Technologies  Common  30249U101       2,636     126,959     X                                       126,959

Ford Motor Co DEL Common  345370860       4,000     250,000     X                                       250,000

Freeport-McMoran  Common  35671D857         844      47,275     X                                        47,275
 Copper & Gold

Gables            Common  362418105         223       6,975     X                                         6,975
 Residential Tr

Gannett Inc.      Common  364730101         349       4,600     X                                         4,600

Gap Inc Del       Common  364760108         256      18,000     X                                        18,000

General Cable     Common  369300108       4,840     768,250     X                                       768,250
 Corp Del New

General Mtrs Corp Common  370442105         820      66,800     X                                        66,800

Genesis Health    Common  37183F107       8,558     426,000     X                                       426,000
 Venture Inc New

Gentex Corp       Common  371901109         203       7,400     X                                         7,400

Georgia Pac Corp  Common  373298108         600      24,425     X                                        24,425

Gibraltar Stl     Common  37476F103       3,329     150,000     X                                       150,000
 Corp

Glamis Gold Ltd   Common  376775102       2,725     310,000     X                                       310,000

Glimcher Rlty Tr  Common  379302102         401      21,650     X                                        21,650
                                    -----------
                          TOTAL     $    35,413
                                    -----------

                                           Page 8 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Goodrich Corp     Common  382388106 $       549      20,100     X                                        20,100

Health Net Inc    Common  42222G108         823      30,725     X                                        30,725

Healthsouth Corp  Common  421924101         320      25,000     X                                        25,000

Hearst-Argyle     Common  422317107       1,049      46,500     X                                        46,500
 Television Inc.

Henry Schein Inc  Common  806407102         236       5,300     X                                         5,300

Hewlett Packard   Common  428236103       2,817     184,358     X                                       184,358
 Co

Hispanic          Common  43357B104         718      27,500     X                                        27,500
 Broadcasting

Honeywell Intl    Common  438516106         958      27,200     X                                        27,200
 Inc

Household Intl    Common  441815107         994      20,000     X                                        20,000
 Inc

Ikon Office       Common  451713101         756      80,400     X                                        80,400
 Solutions Inc

Ingram Micro      Common  457153104       4,199     305,400     X                                       305,400
 Inc

Intl. business    Common  459200101       7,416     103,000     X                                       103,000
 Machs

Interpublic Group Common  460690100         849      34,300     X                                        34,300
 Cos Inc

Intl Paper Co     Common  460146103       1,673      38,400     X                                        38,400

Istar Finl Inc    Common  45031U101       2,850     100,000     X                                       100,000

JP Morgan Chase   Common  46625H100         322       9,500     X                                         9,500
 Co
                                    -----------
                          TOTAL     $    26,529
                                    -----------

                                           Page 9 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Jacobs Engr       Common  469814017 $       556      16,000     X                                        16,000
 Group Inc Del

Jakks Pac Inc     Common  47012E106         581      32,800     X                                        32,800

Jefferson Pilot   Common  475070108         738      15,700     X                                        15,700
 Corp

Kerr McGee Corp   Common  492386107       2,410      45,000     X                                        45,000

Key3Media Group   Common  49326R104           9      19,650     X                                        19,650
 Inc

Kindred           Common  494580103       3,669      82,500     X                                        82,500
 Healthcare Inc

Kinross Gold Corp Common  496902107         479     210,000     X                                       210,000

Koninklijke       Common  500472303         646      23,400     X                                        23,400
 Philips Electrs

KT Corp           Common  48268K101       4,116     190,100     X                                       190,100

La Quinta Corp    Common  50419U202       7,449   1,027,500     X                                     1,027,500

Lear Corp         Common  521865105       1,072      23,175     X                                        23,175

Lehman Brothers   Common  524908100         206       3,300     X                                         3,300
 Hldgs Inc

Lennox Intl inc   Common  526107107       3,141     174,600     X                                       174,600

Liberty Media     Common  530718105       2,051     205,100     X                                       205,100
 Corp New

Liberty Ppty Tr   Common  531172104       4,932     140,900     X                                       140,900

Lincoln Natl      Common  534187109       1,260      30,000     X                                        30,000
 Corp Ind

Lubrizol Corp     Common  549271104         801      23,925     X                                        23,925
                                    -----------
                          TOTAL     $    34,116
                                    -----------

                                           Page 10 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Lucent            Common  549463107 $       249     150,000     X                                       150,000
 Technologies

Manhattan         Common  562750109         251       7,800     X                                         7,800
 Assoc Inc

Marathon Oil Corp Common  902905827       6,035     222,525     X                                       222,525

Mattel Inc        Common  577081102         586      27,800     X                                        27,800

Maxtor Corp       Common  577729205       2,544     562,750     X                                       562,750

MBIA Inc          Common  55262C100       1,272      22,500     X                                        22,500

MBNA Corp         Common  55262L100         559      16,900     X                                        16,900

McDermott Intl    Common  580037109         497      61,400     X                                        61,400
 Inc

Mediacom          Common  58446K105         187      24,000     X                                        24,000
 Communications

Metromedia Intl   Common  591695101           4      50,213     X                                        50,213
 Group Inc

Milacron Inc      Common  598709103         219      21,600     X                                        21,600

Millipore Corp    Common  601073109         205       6,400     X                                         6,400

Mine Safety       Common  602720104         600      15,000     X                                        15,000
 Appliances Co

Miramar Mining    Common  60466E100         303     300,000     X                                       300,000
 Corp.

Mirant Corp       Common  604675108       2,190     300,000     X                                       300,000

Monaco Coach Corp Common  60886R103         767      36,000     X                                        36,000

Monsanto Co New   Common  61166W101       1,121      63,000     X                                        63,000
                                    -----------
                          TOTAL     $    17,589
                                    -----------

                                           Page 11 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Motorola Inc.     Common  620076109 $     3,866     265,000     X                                       265,000

Mueller Inds      Common  624756102       1,924      60,600     X                                        60,600
 Inc

Nacco Inds Inc    Common  629579103         266       4,575     X                                         4,575

National City     Common  635405103         249       7,500     X                                         7,500
 Corp

News Corp Ltd     Common  652487703       4,586     200,000     X                                       200,000

News Corp Ltd     Common  652487802       1,840      85,000     X                                        85,000
 Spons Adr Prf

Nisource Inc      Common  65473P105       1,017      46,600     X                                        46,600

Nokia Corp        Common  654902204       2,896     200,000     X                                       200,000

Norfolk Southern  Common  655844108       1,877      80,300     X                                        80,300
 Corp

Nortel Networks   Common  656568102       4,142     801,100     X                                       801,100
 Corp New

Northwest Airls   Common  667280101         193      16,000     X                                        16,000

Nuance            Common  669967101          84      20,000     X                                        20,000
 Communications

Nucor Corp        Common  670346105       3,980      61,200     X                                        61,200

Oakley Inc        Common  673662102         268      15,400     X                                        15,400

Office Depot Inc  Common  676220106       2,527     150,400     X                                       150,400

Officemax Inc     Common  67622M108       4,724     802,100     X                                       802,100

Old Rep Int'l     Common  680223104       2,266      71,950     X                                        71,950
 Corp

On Command Corp.  Common  682160106          53      57,296     X                                        57,296
                                    -----------
                          TOTAL     $    36,758
                                    -----------

                                           Page 12 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Orient Express    Common  G67743107 $     1,785    104,200      X                                       104,200
 Hotels

Oshkosh Truck     Common  688239201         284      4,800      X                                         4,800
 Corp

Payless           Common  704379106       1,020     17,700      X                                        17,700
 Shoe Source Inc

Petroleo          Common  730444106         341     18,100      X                                        18,100
 Brasileiro SA

Phelps Dodge Corp Common  717265102       3,708     90,000      X                                        90,000

Phillips Pete Co  Common  718507106         433      7,350      X                                         7,350

Pinnacle Sys Inc  Common  723481107         212      19,300     X                                        19,300

Pioneer Std       Common  723877106         179      17,275     X                                        17,275
 Electrs Inc

Placer Dome Inc.  Common  725906101       9,407     839,200     X                                       839,200

PNM Res Inc       Common  69349H107         226       9,325     X                                         9,325

Polaris Inds      Common  731068102         605       9,300     X                                         9,300
 Inc

Potash Corp.      Common  73755L107       2,935      44,000     X                                        44,000
 Sask Inc.

Power             Common  739276103         240      13,400     X                                        13,400
 Integrations Inc

Powerwave         Common  739363109         271      29,600     X                                        29,600
 Technologies Inc

Precision         Common  74022D100         743      21,400     X                                        21,400
 Drilling Corp

Premcor Inc       Common  74045Q104       2,001      77,800     X                                        77,800
                                    -----------
                          TOTAL     $    24,390
                                    -----------

                                           Page 13 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Pride Intl Inc    Common  741932107 $       218      13,900     X                                        13,900
 Del

Pulte Homes Inc   Common  745867101       2,587      45,000     X                                        45,000

Quantum Corp      Common  747906204         312      74,400     X                                        74,400

Quest Software    Common  74834T103         369      25,400     X                                        25,400
 Inc

Questar Corp      Common  748356102         808      32,700     X                                        32,700

Qwest             Common  749121109         420     150,000     X                                       150,000
 Communications

R H Donnelley     Common  74955W307         241       8,625     X                                         8,625
 Corp

Radian Group      Common  750236101         430       8,800     X                                         8,800
 Inc

Radio One Inc     Common  75040P108         439      29,500     X                                        29,500

Raytheon Co       Common  755111101       6,430     157,800     X                                       157,800

Republic          Common  760282103         226      15,130     X                                        15,130
 Bancorp Inc

RFS Hotel Invs    Common  74955J108         227      16,775     X                                        16,775
 Inc

Rohm & Haas Co    Common  775371107         324       8,000     X                                         8,000

Russell Corp      Common  782352108       3,877     201,400     X                                       201,400

Ryerson Tull Inc  Common  78375P107      14,444   1,242,000     X                                     1,242,000
 New

Sabre Hldgs Corp  Common  785905100         319       8,900     X                                         8,900

Sandisk Corp      Common  80004C101         161      13,000     X                                        13,000
                                    -----------
                          TOTAL     $    31,832
                                    -----------

                                           Page 14 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Sara Lee Corp     Common  803111103 $       682      33,025     X                                        33,025

SBC               Common  78387G103         201       6,600     X                                         6,600
 Communications

Schering Plough   Common  806605101       2,952     120,000     X                                       120,000
 Corp

Scientific        Common  808655104         229      13,900     X                                        13,900
 Atlanta Inc

SEI Investments   Common  784117103         377      13,400     X                                        13,400
 Co

Sempra Energy     Common  816851109         449      20,300     X                                        20,300

ServiceMaster     Common  81760N109         728      53,075     X                                        53,075
 Co

Sherwin Williams  Common  824348106         438      14,625     X                                        14,625
 Co

Solectron Corp    Common  834182107       5,381     875,000     X                                       875,000

Southtrust Corp   Common  844730101         300      11,475     X                                        11,475

Southwest Airls   Common  844741108         485      30,000     X                                        30,000
 Co

Sprint Corp       Common  852061506       3,463     500,000     X                                       500,000

Stein Mart Inc    Common  858375108         148      12,475     X                                        12,475

Techne Corp       Common  878377100         426      15,100     X                                        15,100

Teekay Shipping   Common  Y8564W103       2,399      65,000     X                                        65,000
 Marshall Island
                                    -----------
                          TOTAL     $    18,658
                                    -----------

                                           Page 15 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Tekelec           Common  879101103 $        81       10,100     X                                       10,100

Telefonica S A    Common  879382208         795       32,000     X                                       32,000

Telephone and     Common  879433100         321        5,300     X                                        5,300
 Data Sys Inc

Tellabs Inc       Common  879664100         463       74,700     X                                       74,700

Texas Instrs Inc  Common  882508104         296       12,500     X                                       12,500

Thoratec Corp     Common  885175307       1,798      200,000     X                                      200,000

Tommy Hilfiger    Common  G8915Z102         169      11,800     X                                        11,800
 Corp

Travelers         Common  89420G109         345       20,000     X                                       20,000
 Property &
 Casualty

Trizec Properties Common  89687P107         642       38,075     X                                        38,075
 Inc

Tyco Intl Ltd     Common  902124106         153       11,325     X                                        11,325
 New

Unifi Inc         Common  904677101       3,353      307,600     X                                       307,600

Union Pacific     Common  907818108         786       12,425     X                                        12,425
 Corp

Universal Corp VA Common  913456109         231        6,300     X                                         6,300

US Bancorp Del    Common  902973304       1,635       70,000     X                                        70,000

USEC Inc          Common  90333E108         703       79,900     X                                        79,900

US Freightways    Common  916906100         243        6,425     X                                         6,425
 Corp
                                    -----------
                          TOTAL     $    12,014
                                    -----------

                                           Page 16 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Valero Energy     Common  91913Y100      10,223      273,200     X                                       273,200
 Corp New

Ventas Inc        Common  92276F100       3,695      289,775     X                                       289,775

Verizon           Common  92343V104 $     3,011       75,000     X                                        75,000
 Communications

Viacom Inc        Common  925524100         640       14,400     X                                        14,400

Viad Corp         Common  92552R109         610       23,475     X                                        23,475

Visteon Corp      Common  92839U107       5,126      361,000     X                                       361,000

Vivendi           Common  92851S204         458       21,300     X                                        21,300
 Universal

Vodafone Group    Common  92857W100       4,543      332,800     X                                       332,800
 PLC New

Washington Mut    Common  939322103         761       20,500     X                                        20,500
 Inc

Western Gas Res   Common  958259103         860       23,000     X                                        23,000
 Ic

Western Wirless   Common  95988E204         160       50,000     X                                        50,000
 Corp

Williams Cos      Common  969457100       1,517      253,200     X                                       253,200
 Inc Del

Winnebago Inds    Common  974637100         260        5,900     X                                         5,900
 Inc

Worldcom Inc      Common  98157D106       4,141    4,988,625     X                                     4,988,625
 Worldcom Group

WPP Group Plc     Common  929309300         732       16,600     X                                        16,600

XL Cap Ltd        Common  G98255105         354        4,175     X                                         4,175
                                    -----------
                          TOTAL     $    37,091
                                    -----------

                                           Page 17 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


XM Satellite      Common  983759101 $       291       40,200     X                                        40,200
 Radio Hldgs Inc

XTO Energy        Common  98385X106         367       17,800     X                                        17,800
                                    -----------
                          TOTAL     $       658
                                    -----------

                                           Page 18 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


AES Corporation   Common  00130H955 $       542     100,000(p)   X                                       100,000(p)

Alcatel           Common  013904955       1,017     143,000(p)   X                                       143,000(p)

Ballard Pwr Sys   Common  05858H954       2,963     180,000(p)   X                                       180,000(p)

Barrick Gold      Common  067901908       3,798     200,000(c)   X                                       200,000(c)

Black Box Corp    Common  091826957       1,222      30,000(p)   X                                        30,000(p)

Broadcom Corp     Common  111320957       1,052      60,000(p)   X                                        60,000(p)

Cablvsn Systems   Common  12686C909         237      25,000(c)   X                                        25,000(c)

Cablvsn Systems   Common  12686C959         568      60,000(p)   X                                        60,000(p)

Calpine Corp      Common  131347956       2,320     330,000(p)   X                                       330,000(p)

Caterpillar Inc.  Common  149123951       4,895     100,000(p)   X                                       100,000(p)

Cisco Sys Inc     Common  17275R952       1,953     140,000(p)   X                                       140,000(p)

Deere & Co.       Common  244199955       9,580     200,000(p)   X                                       200,000(p)

Disney Walt Co    Common  254687956       2,835     150,000(p)   X                                       150,000(p)

Dow Chemical Co.  Common  260543953       4,126     120,000(p)   X                                       120,000(p)

E I Du Pont DE    Common  263534959       4,440     100,000(p)   X                                       100,000(p)
 Nemours & Co.

Ford Motor Co.    Common  345370950       1,600     100,000(p)   X                                       100,000(p)

Gap Inc Del       Common  364760958       2,840     200,000(p)   X                                       200,000(p)

Intl Bus Machs    Common  459200951       3,600      50,000(p)   X                                        50,000(p)

Intl Paper Co     Common  460146953      13,074     300,000(p)   X                                       300,000(p)

Merril Lynch      Common  590188958       3,240      80,000(p)   X                                        80,000(p)

Motorola Inc      Common  620076959         875      60,000(p)   X                                        60,000(p)
                                    -----------
                          TOTAL     $    66,777
                                    -----------

                                           Page 19 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Nortel Netwrks    Common  656568952 $       290     200,000(p)   X                                       200,000(p)

Placer Dome       Common  725906901       4,484     400,000(c)   X                                       400,000(c)

Schering-Plough   Common  806605951       2,952     120,000(p)   X                                       120,000(p)
 Corp

Schlumberger      Common  806857958       4,650     100,000(p)   X                                       100,000(p)
 Ltd.

Southwest         Common  844741958       2,424     150,000(p)   X                                       150,000(p)
 Airlines

Sunoco Inc        Common  86764P909       5,345     150,000(c)   X                                       150,000(c)

Texas Instruments Common  882508954       3,318     140,000(p)   X                                       140,000(p)

Thoratec Corp     Common  885175907         180      20,000(c)   X                                        20,000(c)

Tiffany & Co      Common  886547958       3,520     100,000(p)   X                                       100,000(p)

Tyco Intl Ltd     Common  902124956       4,053     300,000(p)   X                                       300,000(p)
                                    -----------
                         TOTAL      $    31,216
                                    -----------
                AGGREGATE TOTAL     $ 7,878,982
                                    ===========

                                           Page 20 of 20 Pages